Income Taxes (Tables)	12 Months Ended
Apr. 30, 2011
Income Taxes (Tables) [Abstract]
Deferred tax assets and liabilities
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	April 30,
	2011	2010

Deferred tax liabilities:
Intangible assets	$1,025,301	$1,042,375
Property, plant, and equipment	111,537	121,950
Other	10,016	22,042

Total deferred tax liability	$1,146,854	$1,186,367

Deferred tax assets:
Post-employment and other employee benefits	$84,723	$69,887
Tax credit and loss carryforwards	4,583	5,049
Intangible assets	3,279	3,984
Other	27,668	21,247

Total deferred tax assets	$120,253	$100,167
Valuation allowance for deferred tax assets	(3,324)	(3,470)

Total deferred tax assets, less allowance	$116,929	$96,697

Net deferred tax liability	$1,029,925	$1,089,670

Domestic and foreign loss and credit carryforwards
The following table summarizes domestic and foreign loss and credit carryforwards at April 30, 2011.

	Related Tax	Deferred	Valuation
	Deduction	Tax Asset	Allowance	Expiration Date

Tax carryforwards:
State loss carryforwards	$68,869	$3,407	$3,187	2012 to 2030
State tax credit carryforwards	0	1,160	0	2018
Foreign jurisdictional tax credit carryforwards	0	16	0	2014

Total tax carryforwards	$68,869	$4,583	$3,187

Income (loss) before income taxes
Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2011	2010	2009

Domestic	$729,654	$712,226	$378,293
Foreign	(12,490)	18,527	17,772

Income before income taxes	$717,164	$730,753	$396,065

Components of the provision for income taxes
The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2011	2010	2009

Current:
Federal	$271,361	$256,444	$97,182
Foreign	4,554	6,584	1,688
State and local	21,568	12,907	5,717
Deferred:
Federal	(51,011)	(21,362)	27,158
Foreign	(7,338)	(4,386)	(831)
State and local	(1,452)	(13,572)	(802)

Total income tax expense	$237,682	$236,615	$130,112

Reconciliation of the statutory federal income tax rate and the effective income tax rate
A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2011	2010	2009

Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.2	1.2	0.6
Domestic manufacturing deduction	(3.8)	(1.9)	(1.5)
Other items — net	(0.3)	(1.9)	(1.2)

Effective income tax rate	33.1%	32.4%	32.9%

Income taxes paid	$365,994	$212,981	$69,107

Reconciliation of unrecognized tax benefits
A reconciliation of the Company’s unrecognized tax benefits is as follows:

	2011	2010

Balance at May 1,	$15,322	$13,794
Increases:
Current year tax positions	5,237	3,977
Prior year tax positions	4,106	2,353
Foreign currency translation	0	686
Decreases:
Prior year tax positions	271	0
Settlement with tax authorities	31	0
Expiration of statute of limitations periods	3,985	5,488
Foreign currency translation	117	0

Balance at April 30,	$20,261	$15,322